Offerings	Jun. 11, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	3.375% Notes due 2031
Amount Registered | shares	740,805,000
Maximum Aggregate Offering Price	$ 737,604,722.40
Fee Rate	0.01531%
Amount of Registration Fee	$ 112,927.28
Offering Note	EUR650,000,000 aggregate principal amount of the 3.375% Notes due 2031 will be issued. The Amount Registered and the Maximum Aggregate Offering Price are based on the June 6, 2025 EUR/U.S. dollar exchange rate of EUR1.00 = U.S. $1.1397, as announced as the noon buying rate by the Board of Governors of the U.S. Federal Reserve System.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	3.875% Notes due 2035
Amount Registered | shares	740,805,000
Maximum Aggregate Offering Price	$ 737,486,193.60
Fee Rate	0.01531%
Amount of Registration Fee	$ 112,909.14
Offering Note	EUR650,000,000 aggregate principal amount of the 3.875% Notes due 2035 will be issued. The Amount Registered and the Maximum Aggregate Offering Price are based on the June 6, 2025 EUR/U.S. dollar exchange rate of EUR1.00 = U.S. $1.1397, as announced as the noon buying rate by the Board of Governors of the U.S. Federal Reserve System.